Income Taxes - Schedule of Income Tax Expense (Recovery) in Other Comprehensive Income (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income tax relating to components of other comprehensive income [abstract]
Current income tax expense (recovery) related to LTIs - common shares held	$ 0	$ 4,190	$ 0	$ 4,190
Deferred income tax expense (recovery) related to LTIs - common shares held	3,945	(2,863)	6,295	(2,766)
Income tax expense (recovery) recognized in OCI	$ 3,945	$ 1,327	$ 6,295	$ 1,424